Income tax incurred and deferred: Temporary differences (Details) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax:
Deferred income tax asset	$ 296,935	$ 222,543
Deferred income tax payable	(4,149,748)	(3,120,401)
Deferred income tax liability - Net	(3,852,813)	(2,897,858)	$ (2,972,522)
Temporary liabilities
Income tax:
Deferred income tax asset	65,643	80,229
Fair value of long-term debt (Bank loan)
Income tax:
Deferred income tax asset	36,597	73,661
Tax loss carry forwards
Income tax:
Deferred income tax asset	126,688
Deferred income tax liability - Net	126,688
Allowance for doubtful accounts
Income tax:
Deferred income tax asset	68,007	68,653
Deferred income tax liability - Net	68,007	68,653	$ 60,775
Fixed and intangible assets
Income tax:
Deferred income tax payable	(3,045,654)	(2,711,274)
Temporary assets
Income tax:
Deferred income tax payable	(393,103)	(409,127)
Investment in foreign subsidiaries (Undistributed earnings of Airplan and Aerostar)
Income tax:
Deferred income tax payable	(710,991)
Colombia (Airplan) | Fixed and intangible assets
Income tax:
Deferred income tax payable	(388,421)	(384,677)
Puerto Rico (Aerostar) | Fixed and intangible assets
Income tax:
Deferred income tax payable	$ (1,234,730)	$ (1,198,574)